Organization, Operations and Basis of Presentation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Organization operations and basis of presentation (Textual)
Stockholders' equity (deficit)	$ (3,405,692)	$ 230,724	$ 2,403,311
Net loss	(14,249,719)	(3,746,944)
Net cash used in operating activities	$ (3,123,169)	$ (2,999,942)
Forward stock split	In September 2016, the Company's Board of Directors declared a 2-for-1 forward stock split of the Company's common stock in the form of a dividend.